EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

August 17, 2026

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust (the “Trust”) File Nos. 333-195493; 811-22961 Brickworks Core US Equity ETF (S000107757) Brickworks Extended Market ETF (S000107758) (each, a “Fund,” and together, the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the above referenced series, hereby certifies that the form of Prospectus and Statement of Additional Informations that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 16, 2026, and filed electronically as Post-Effective Amendment No. 640 to the Trust’s Registration Statement on August 14, 2026.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (614) 226-0139.
Sincerely,
/s/ Joshua J. Hinderliter
Joshua J. Hinderliter
Vice President